Prepayments, Deposits and Other Receivables	12 Months Ended
Dec. 31, 2025
Prepayments, Deposits and Other Receivables [Abstract]
PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES
12.	PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES

	As of December 31,
	2025	2024
	US$	US$

Receivables from former subsidiaries	15,578	18,125
Prepayments	1,629	3,475
Deposits paid for acquisitions (note)	82,609	—
Deposits	710	195
Other receivables	4,021	2,052
Less: impairment loss provided under expected credit loss model	(501)	(501)
	104,046	23,346

Present as:
Current	21,437	23,346
Non-current	82,609	—
	104,046	23,346

Note: As of December 31, 2025, the Group paid US$82,609 as deposits for the acquisitions of hotels in Hornsey in the United Kingdom, New York in the United States, Perth in Australia and Kuala Lumpur in Malaysia.

The expected credit loss was assessed with reference to the credit status of the debtors, and the expected credit loss as of December 31, 2024 and 2025 are US$501 and US$501, respectively.

None of the above assets is past due or credit-impaired. The consideration receivables on disposal of investments and subsidiaries and receivables from former subsidiaries are subsequently fully settled as of the date of these financial statements. The other financial assets included in the above balances relate to receivables for which there was no recent history of default.